Note 16 - Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
[US$ thousands]	As of December 31,
Financial assets	2018	2019
Financial assets at amortized cost
Non-current financial assets (1)	2,025	1,351
Trade receivables	37,468	49,371
Other short-term receivables (2)	4,031	59,112
Other current financial assets	89	1,535
Total financial assets at amortized cost	43,612	111,369

Financial assets at fair value through profit or loss
Preferred shares in associates (3)	30,000	80,000
Loans to customers	3,092	93,115
Listed equity instruments	1,165	42,146
Total financial assets at fair value through profit or loss	34,257	215,261

Total financial assets	77,869	326,630
[US$ thousands]	As of December 31,
Financial liabilities	2018	2019
Financial liabilities at amortized cost
Lease liabilities and other loans (1)	4,761	56,974
Trade and other payables	17,957	57,125
Other financial liabilities	9,413	15,279
Total financial liabilities at amortized cost	32,132	129,378

Financial liabilities at fair value through profit or loss
Short position in listed equity instruments	500	-
Total financial liabilities at fair value through profit or loss	500	-

Total financial liabilities	32,632	129,378

Disclosure of gain (loss) on trading securities [text block]
[US$ thousands]
Gain (loss) on listed equity instruments in 2018	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	(1,353)	(169)	(1,522)
Short positions	48	(11)	38
Total	(1,305)	(180)	(1,485)
[US$ thousands]
Gain (loss) on listed equity instruments in 2019	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	6,278	2,564	8,842
Short positions	(365)	-	(365)
Total	5,913	2,564	8,477

Disclosure of sensitivity analysis for equity [text block]
[US$ thousands]		WACC %
PWERM sensitivity - fair value of preferred shares		20%	22%	24%	26%	28%
	5%	65,529	61,957	57,991	55,572	52,715
DLOM %	10%	62,080	58,696	54,939	52,647	49,941
	15%	58,631	55,435	51,887	49,722	47,166
[US$ thousands]		Value of equity in the company (US$ million)
OPM sensitivity - fair value of preferred shares		400	450	500	550	600
	5%	34,739	39,657	44,570	49,479	54,383
DLOM %	10%	32,910	37,570	42,225	46,875	51,521
	15%	31,082	35,482	39,879	44,271	48,659
[US$ thousands]		Value of equity in the company (US$ million)
CVM sensitivity - fair value of preferred shares		400	450	500	550	600
	5%	33,870	38,734	43,598	48,462	53,327
DLOM %	10%	32,087	36,696	41,304	45,912	50,520
	15%	30,305	34,657	39,009	43,361	47,713
[US$ thousands]		WACC %
PWERM sensitivity - fair value of preferred shares		13%	15%	17%	19%	21%
	25%	32,151	31,332	30,552	29,809	29,101
DLOM %	30%	30,008	29,243	28,515	27,822	27,161
	35%	27,864	27,154	26,479	25,835	25,221
[US$ thousands]		Value of equity in the company (US$ million)
OPM sensitivity - fair value of preferred shares		145	150	155	160	165
	25%	37,011	37,787	38,558	39,327	40,092
DLOM %	30%	34,544	35,268	35,988	36,705	37,419
	35%	32,076	32,749	33,417	34,083	34,746
[US$ thousands]		Value of equity in the company (US$ million)
CVM sensitivity - fair value of preferred shares		145	150	155	160	165
	25%	39,194	39,919	40,645	41,371	42,097
DLOM %	30%	36,581	37,258	37,935	38,613	39,290
	35%	33,968	34,597	35,226	35,855	36,484

Disclosure of financial instruments fair value hierarchy [text block]
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets measured at fair value
Preferred shares in associates	December 31, 2018	-	-	30,000
Loans to customers	December 31, 2018	-	-	3,092
Listed equity instruments	December 31, 2018	1,165	-	-
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Short position	December 31, 2018	500	-	-
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets measured at fair value
Preferred shares in associates	December 31, 2019	-	-	80,000
Loans to customers	December 31, 2019	-	-	93,115
Listed equity instruments	December 31, 2019	42,146	-	-